Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [text block] [Abstract]
Stocking loans, description	The stocking loans are secured against the inventory of the Group. The stocking loan facilities have varying due dates, ranging from the earlier of a sale of a vehicle by the Group to a customer or 180 day term from the inception of the individual loan and within 720 days of drawdown. The stocking loans rates are in reference to the Bank of England base rate, SONIA or EURIBOR.
Change in reference rates points	A 100 basis points decrease in interest rates would have less effect on profit before tax than a 100 basis points increase in interest rates because the Group’s stocking loans and subscription facilities are generally subject to reference rate floors.
Description of hedge financial risk		The Group has not entered into any agreements designed to hedge financial risk in the year ended December 31, 2021 (2020: none, 2019: none).	The Group has not entered into any agreements designed to hedge financial risk in the year ended December 31, 2021 (2020: none, 2019: none).
Description of Gains or losses from derecognition of financial assets or financial liabilities		The Group has not recorded any gains or losses arising through the derecognition of financial assets or financial liabilities in the year ended December 31, 2021 (2020: none, 2019: none).